Short-Term Investments	12 Months Ended
Dec. 31, 2016
Short-Term Investments

5. SHORT-TERM INVESTMENTS

	December 31
	2015	2016
	US$	US$
Trading securities	681	3,302
Held-to-maturity investments	4,000	—

	4,681	3,302

The Company classified certain short-term investments as trading securities and held-to-maturity investments. Realized gains on sales of these trading securities were US$4 thousand, US$3 thousand and US$2 thousand for the years ended December 31, 2014, 2015 and 2016, respectively. The amount of unrealized losses related to trading securities at year end was nil for the years ended December 31, 2014, 2015 and 2016, respectively.